Quarterly Holdings Report
for
Fidelity Flex® Funds
Fidelity Flex® Conservative Income Bond Fund
November 30, 2025
ZCI-NPRT1-0126
1.9887608.107
Asset-Backed Securities - 14.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 14.4%
Affirm Asset Securitization Trust Series 2025-X1 Class A, 5.08% 4/15/2030 (b)	228,106	228,529
Affirm Asset Securitization Trust Series 2025-X2 Class A, 4.45% 10/15/2030 (b)	1,465,000	1,466,405
Ally Auto Receivables Trust Series 2025-1 Class A2, 4.03% 7/17/2028	1,780,000	1,780,570
Autonation Finance Trust Series 2025-1A Class A2, 4.72% 4/10/2028 (b)	1,486,129	1,489,337
BMW Vehicle Lease Trust Series 2025-1 Class A2A, 4.43% 9/27/2027	1,441,586	1,444,994
BofA Auto Trust Series 2025-1A Class A2A, 4.52% 11/22/2027 (b)	353,624	354,240
Capital One Prime Auto Receivables Trust Series 2024-1 Class A2A, 4.61% 10/15/2027	470,175	470,788
Capital One Prime Auto Receivables Trust Series 2025-1 Class A2A, 3.88% 1/16/2029	1,900,000	1,902,281
CarMax Auto Owner Trust Series 2022-3 Class A3, 3.97% 4/15/2027	144,464	144,426
CarMax Auto Owner Trust Series 2024-2 Class A2B, U.S. 30-Day Avg. SOFR Index + 0.73%, 4.722% 5/17/2027 (c)(d)	108,387	108,405
CarMax Auto Owner Trust Series 2024-3 Class A2A, 5.21% 9/15/2027	344,543	345,316
CarMax Auto Owner Trust Series 2024-4 Class A2A, 4.67% 12/15/2027	347,442	347,972
CarMax Auto Owner Trust Series 2025-1 Class A2A, 4.63% 3/15/2028	662,896	664,368
CarMax Auto Owner Trust Series 2025-2 Class A2A, 4.59% 7/17/2028	673,017	674,697
CarMax Auto Owner Trust Series 2025-3 Class A2A, 4.42% 8/15/2028	1,505,000	1,509,357
Carmax Auto Owner Trust Series 2025-4 Class A2A, 3.95% 3/15/2029	1,460,000	1,460,738
CarMax Select Receivables Trust Series 2024-A Class A2A, 5.78% 9/15/2027	13,596	13,627
Carvana Auto Receivables Trust 2025-P2 Series 2025-P2 Class A2, 4.56% 8/10/2028	1,060,763	1,062,727
Carvana Auto Receivables Trust Series 2024-P4 Class A2, 4.62% 2/10/2028	181,245	181,372
Carvana Auto Receivables Trust Series 2025-P1 Class A2, 4.5% 6/12/2028	198,045	198,221
Carvana Auto Receivables Trust Series 2025-P3 Class A2, 4.07% 2/12/2029	1,350,000	1,349,324
Chase Auto Owner Trust Series 2024-3A Class A2, 5.53% 9/27/2027 (b)	49,034	49,097
Chase Auto Owner Trust Series 2024-4A Class A2, 5.25% 9/27/2027 (b)	187,620	187,909
Dell Equip Fin Trust Series 2025-1 Class A2, 4.68% 7/22/2027 (b)	180,000	180,524
Dext Abs LLC Series 2025-1 Class A2, 4.59% 8/16/2027 (b)	297,145	297,749
DLLAA LLC Series 2025-1A Class A2, 4.7% 10/20/2027 (b)	390,090	391,272
Dllad LLC Series 2025-1A Class A2, 4.46% 11/20/2028 (b)	915,000	919,650
DLLAD Series 2024-1A Class A2, 5.5% 8/20/2027 (b)	172,935	173,736
DLLMT LLC Series 2024-1A Class A3, 4.84% 8/21/2028 (b)	2,030,000	2,047,957
DRIVE Series 2025-1 Class A2, 4.87% 8/15/2028	499,521	500,638
Enterprise Fleet Financing 2025-2 LLC Series 2025-2 Class A2, 4.51% 2/22/2028 (b)	1,532,000	1,538,285
Enterprise Fleet Financing LLC Series 2025-1 Class A2, 4.65% 10/20/2027 (b)	978,998	982,310
Enterprise Fleet Financing LLC Series 2025-3 Class A2, 4.5% 4/20/2028 (b)	1,690,000	1,697,758
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (b)	73,082	73,386
Exeter Automobile Receivables Trust Series 2025-3A Class A2, 4.83% 1/18/2028	834,655	835,695
Exeter Automobile Receivables Trust Series 2025-4A Class A2, 4.53% 3/15/2028	1,200,000	1,201,067
Exeter Select Automobile Receivables Trust Series 2025-1 Class A2, 4.83% 10/16/2028	35,907	36,003
Exeter Select Automobile Receivables Trust Series 2025-2 Class A2, 4.54% 6/15/2029	765,000	767,458
Ford Credit Auto Lease Trust Series 2025-A Class A2A, 4.57% 8/15/2027	781,638	783,347
Ford Credit Auto Owner Trust Series 2021-1 Class A, 1.37% 10/17/2033 (b)	1,600,000	1,583,341
Ford Credit Auto Owner Trust Series 2024-D Class A2A, 4.59% 10/15/2027	467,167	468,094
Ford Credit Auto Owner Trust Series 2025-A Class A2A, 4.47% 12/15/2027	1,278,634	1,281,512
Ford Series 2025-B Class A2A, 4.37% 3/15/2028	660,000	661,659
FORDO Series 2024-B Class A2A, 5.4% 4/15/2027	177,044	177,348
GM Financial Automobile Leasing Trust Series 2025-1 Class A2A, 4.54% 5/20/2027 (c)	1,176,036	1,178,619
GM Financial Consumer Automobile Receivables Trust Series 2024-4 Class A2A, 4.53% 10/18/2027	395,058	395,464
GM Financial Consumer Automobile Receivables Trust Series 2025-2 Class A2A, 4.4% 2/16/2028	1,198,164	1,200,301
Gm Financial Leasing Trst Series 2025-3 Class A2A, 4.19% 10/20/2027	1,478,000	1,480,957
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A1, 5.34% 6/15/2028 (b)	550,000	553,520
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A2, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.292% 6/15/2028 (b)(c)(d)	2,200,000	2,208,490
GMF Floorplan Owner Revolving Trust Series 2024-3A Class A1, 4.68% 11/15/2028 (b)	1,200,000	1,208,117
GMF Floorplan Owner Revolving Trust Series 2024-3A Class A2, U.S. 30-Day Avg. SOFR Index + 0.45%, 4.592% 11/15/2028 (b)(c)(d)	1,600,000	1,600,918
GMF Floorplan Owner Revolving Trust Series 2025-1A Class A2, U.S. 30-Day Avg. SOFR Index + 0.6%, 4.742% 3/15/2029 (b)(c)(d)	975,000	976,851
Gmf Leasing LLC Series 2025-2 Class A2A, 4.55% 7/20/2027	1,331,326	1,334,923
Halst Series 2025-A Class A2A, 4.6% 6/15/2027 (b)	555,621	556,859
Harot Series 2025-2 Class A2A, 4.3% 1/18/2028	1,320,000	1,321,995
Honda Auto Receivables Owner Trust Series 2023-2 Class A3, 4.93% 11/15/2027	745,908	749,138
Honda Auto Receivables Owner Trust Series 2025-1 Class A2, 4.53% 8/23/2027	1,145,581	1,147,740
Honda Auto Receivables Series 2024-2 Class A2, 5.48% 11/18/2026	30,598	30,622
HPEFS Equipment Trust Series 2024-2A Class A2, 5.5% 10/20/2031 (b)	25,164	25,181
Hyundai Auto Lease Securitization Trust Series 2023-C Class A3, 5.8% 12/15/2026 (b)	392,562	393,088
Hyundai Auto Lease Securitization Trust Series 2024-B Class A2A, 5.51% 10/15/2026 (b)	6,834	6,838
Hyundai Auto Lease Securitization Trust Series 2025-B Class A2A, 4.58% 9/15/2027 (b)	1,181,631	1,184,980
Hyundai Auto Lease Securitization Trust Series 2025-C Class A2A, 4.37% 1/18/2028 (b)	820,000	822,862
Hyundai Auto Receivables Trust Series 2024-A Class A2A, 5.29% 4/15/2027	49,162	49,191
Hyundai Auto Receivables Trust Series 2024-C Class A2A, 4.53% 9/15/2027	474,389	475,101
Hyundai Auto Receivables Trust Series 2025-B Class A2A, 4.45% 8/15/2028	870,000	872,162
John Deere Owner Trust Series 2024-A Class A2A, 5.19% 2/16/2027	81,089	81,125
John Deere Owner Trust Series 2024-C Class A2B, U.S. 30-Day Avg. SOFR Index + 0.43%, 4.572% 8/16/2027 (c)(d)	428,686	428,835
Kubota Credit Owner Trust 2025-2 Series 2025-2A Class A2, 4.48% 4/17/2028 (b)	680,000	683,150
Kubota Credit Owner Trust Series 2025-1A Class A2, 4.61% 12/15/2027 (b)	1,289,727	1,294,019
M&T Equipment Notes Series 2025-1A Class A2, 4.7% 12/16/2027 (b)	625,000	628,751
Marlette Funding Trust 2025-1 Series 2025-1A Class A, 4.75% 7/16/2035 (b)	77,119	77,245
MBART Series 2025-1 Class A2A, 4.5% 2/15/2028	441,732	442,443
Mercedes-Benz Auto Lease Trust Series 2024-A Class A2A, 5.44% 2/16/2027	249,289	249,706
Mercedes-Benz Auto Lease Trust Series 2025-A Class A2A, 4.57% 4/17/2028	985,000	990,259
Mercedes-Benz Auto Receivables Trust Series 2022-1 Class A3, 5.21% 8/16/2027	261,646	262,478
Nissan Master Owner Tr Receivable Series 2024-A Class A, U.S. 30-Day Avg. SOFR Index + 0.67%, 4.812% 2/15/2028 (b)(c)(d)	1,500,000	1,500,263
Porsche Financial Auto Securitization Trust Series 2024-1A Class A2A, 4.45% 1/24/2028 (b)	209,033	209,115
Porsche Innovative Lease Owner Trust Series 2025-1A Class A2A, 4.6% 12/20/2027 (b)	725,527	727,437
Santander Drive Auto Receivables Trust Series 2025-2 Class A2, 4.71% 6/15/2028	875,693	877,372
SBNA Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/2027 (b)	439,401	441,812
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (b)	749,524	751,120
SBNA Auto Lease Trust Series 2025-A Class A3, 4.83% 4/20/2028 (b)	600,000	603,800
SCLP Series 2025-4 Class A, 4.24% 8/25/2035 (b)	1,768,973	1,768,714
SFAST Series 2025-1A Class A2, 4.65% 5/22/2028 (b)	568,607	569,344
SFS Auto Receivables Securitization Trust Series 2024-3A Class A2, 4.71% 5/22/2028 (b)	139,687	139,821
SFS Auto Receivables Securitization Trust Series 2025-2A Class A2, 4.52% 11/20/2028 (b)	872,677	873,923
Sfs Auto Receivables Securitization Trust Series 2025-3A Class A2, 4.11% 3/20/2029 (b)	1,605,000	1,605,856
Sfuel Series 2025-BA Class A2, 4.31% 5/22/2028 (b)	1,710,000	1,715,085
Sofi Consumer Loan Program Series 2025-3 Class A, 4.47% 8/15/2034 (b)	341,462	342,185
Tesla Auto Lease Trust Series 2024-B Class A2A, 4.79% 1/20/2027 (b)	137,479	137,583
Tesla Lease Electric Vehicle Securitization LLC Series 2025-A Class A2, 4.14% 6/20/2028 (b)	1,355,000	1,357,123
Toyota Auto Loan Extended Note Trust Series 2021-1A Class A, 1.07% 2/27/2034 (b)	1,400,000	1,389,758
Toyota Auto Receivables 2022-C Owner Tr Series 2022-C Class A3, 3.76% 4/15/2027	65,750	65,714
Toyota Auto Receivables Owner Trust Series 2023-A Class A3, 4.63% 9/15/2027	308,942	309,551
Toyota Auto Receivables Owner Trust Series 2024-B Class A2B, U.S. 30-Day Avg. SOFR Index + 0.35%, 4.492% 3/15/2027 (c)(d)	52,467	52,470
Toyota Auto Receivables Owner Trust Series 2025-B Class A2A, 4.46% 3/15/2028	1,389,622	1,392,237
Toyota Lease Owner Trust Series 2023-B Class A3, 5.66% 11/20/2026 (b)	158,537	158,776
Toyota Lease Owner Trust Series 2025-A Class A2A, 4.58% 7/20/2027 (b)	584,553	586,188
USAA Auto Owner Trust Series 2025-A Class A2, 3.98% 3/15/2028 (b)	1,830,000	1,830,246
USB Auto Owner Trust 2025-1 Series 2025-1A Class A2, 4.51% 6/15/2028 (b)	1,255,087	1,257,909
Verizon Master Trust Series 2025-3 Class A1B, U.S. 30-Day Avg. SOFR Index + 0.55%, 4.692% 3/20/2030 (c)(d)	1,675,000	1,678,616
Volkswagen Auto Lease Trust Series 2023-A Class A3, 5.81% 10/20/2026	156,037	156,265
Volkswagen Auto Lease Trust Series 2024-A Class A2B, U.S. 30-Day Avg. SOFR Index + 0.47%, 4.5689% 12/21/2026 (c)(d)	272,031	272,097
Volkswagen Auto Lease Trust Series 2025-B Class A2A, 3.97% 4/20/2028	1,525,000	1,525,078
Volkswagen Auto Loan Enhanced Trust Series 2024-1 Class A2A, 4.65% 11/22/2027	673,169	674,735
Volvo Financial Equipment LLC Series 2024-1A Class A2, 4.56% 5/17/2027 (b)	375,860	376,427
Wheels Fleet Lease Funding 1 LLC Series 2025-1A Class A2, CME Term SOFR 1 month Index + 0%, 4.9868% 1/18/2040 (b)(c)(d)	1,465,000	1,466,027
Woart Series 2025-B Class A2A, 4.38% 8/15/2028	1,547,167	1,549,446
Woart Series 2025-C Class A2A, 4.19% 10/16/2028	1,707,000	1,710,226
World Omni Auto Receivables Tr Series 2024-A Class A3, 4.86% 3/15/2029	1,506,978	1,515,013
World Omni Auto Receivables Trust Series 2024-B Class A2A, 5.48% 9/15/2027	8,196	8,201
World Omni Auto Receivables Trust Series 2025-A Class A2A, 4.49% 4/17/2028	684,991	685,969
World Omni Automobile Lease Securitization Trust Series 2024-A Class A2B, 4.572% 2/16/2027 (c)	102,754	102,769
World Omni Select Auto Trust Series 2024-A Class A2A, 5.37% 2/15/2028	118,940	119,060
World Omni Select Auto Trust Series 2025-A Class A2A, 4.14% 5/15/2030	1,350,000	1,350,606
TOTAL UNITED STATES		92,799,354
TOTAL ASSET-BACKED SECURITIES (Cost $92,569,221)		92,799,354

Bank Notes - 0.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.2%
Financials - 0.2%
Banks - 0.2%
Truist Bank 4.671% 5/20/2027 (c) (Cost $1,702,403)	1,700,000	1,703,713

Non-Convertible Corporate Bonds - 38.2%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.6%
Financials - 0.3%
Banks - 0.3%
Commonwealth Bank of Australia U.S. SOFR Index + 0.46%, 4.47% 11/27/2026 (b)(c)(d)	2,000,000	2,004,219
Materials - 0.3%
Metals & Mining - 0.3%
Glencore Funding LLC 1.625% 4/27/2026 (b)	300,000	296,884
Glencore Funding LLC U.S. SOFR Averages Index + 0.75%, 4.8645% 10/1/2026 (b)(c)(d)	1,575,000	1,576,573
		1,873,457
TOTAL AUSTRALIA		3,877,676
CANADA - 4.1%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Canadian Natural Resources Ltd 3.85% 6/1/2027	700,000	697,047
Enbridge Inc 4.25% 12/1/2026	900,000	901,485
		1,598,532
Financials - 3.9%
Banks - 3.9%
Bank of Montreal 0.949% 1/22/2027 (c)	960,000	955,385
Bank of Montreal 4.567% 9/10/2027 (c)	1,776,000	1,782,280
Bank of Montreal 4.8743% 9/22/2028 (c)	2,400,000	2,400,286
Bank of Montreal U.S. SOFR Averages Index + 0.88%, 5.0457% 9/10/2027 (c)(d)	1,380,000	1,384,033
Bank of Nova Scotia/The 2.7% 8/3/2026	1,600,000	1,586,358
Bank of Nova Scotia/The U.S. SOFR Index + 0.76%, 4.915% 9/15/2028 (c)(d)	1,780,000	1,781,231
Canadian Imperial Bank of Commerce U.S. SOFR Index + 0.8%, 4.9798% 9/8/2028 (c)(d)	2,400,000	2,402,884
Federation des Caisses Desjardins du Quebec U.S. SOFR Index + 0.63%, 4.6817% 1/27/2027 (b)(c)(d)	1,500,000	1,503,486
National Bank of Canada 4.95% 2/1/2028 (c)	1,466,000	1,480,800
National Bank of Canada 5.6% 7/2/2027 (c)	1,600,000	1,613,321
Royal Bank of Canada 5.069% 7/23/2027 (c)	1,700,000	1,710,898
Royal Bank of Canada U.S. SOFR Averages Index + 0.72%, 4.801% 10/18/2027 (c)(d)	1,400,000	1,403,707
Royal Bank of Canada U.S. SOFR Averages Index + 0.82%, 4.9396% 3/27/2028 (c)(d)	1,300,000	1,304,789
Royal Bank of Canada U.S. SOFR Index + 0.7%, 4.6944% 11/3/2028 (c)(d)	1,900,000	1,901,800
Toronto Dominion Bank U.S. SOFR Index + 0.62%, 4.7584% 12/17/2026 (c)(d)	1,900,000	1,906,285
		25,117,543
TOTAL CANADA		26,716,075
FINLAND - 0.2%
Financials - 0.2%
Banks - 0.2%
Nordea Bank Abp U.S. SOFR Index + 0.7%, 4.8376% 3/17/2028 (b)(c)(d)	1,520,000	1,525,989
FRANCE - 0.5%
Financials - 0.5%
Banks - 0.5%
BNP Paribas SA 2.591% 1/20/2028 (b)(c)	550,000	539,950
Credit Agricole SA 1.247% 1/26/2027 (b)(c)	1,000,000	995,077
Credit Agricole SA 5.589% 7/5/2026 (b)	1,500,000	1,513,909

TOTAL FRANCE		3,048,936
GERMANY - 2.0%
Consumer Discretionary - 1.1%
Automobiles - 1.1%
BMW US Capital LLC U.S. SOFR Averages Index + 0.8%, 4.7562% 8/13/2026 (b)(c)(d)	1,300,000	1,303,769
Mercedes-Benz Finance North America LLC U.S. SOFR Index + 0.63%, 4.6899% 7/31/2026 (b)(c)(d)	900,000	901,366
Mercedes-Benz Finance North America LLC U.S. SOFR Index + 0.78%, 4.8945% 4/1/2027 (b)(c)(d)	1,600,000	1,605,851
Volkswagen Group of America Finance LLC U.S. SOFR Index + 0.83%, 4.9543% 3/20/2026 (b)(c)(d)	1,600,000	1,602,066
Volkswagen Group of America Finance LLC U.S. SOFR Index + 1.06%, 5.0162% 8/14/2026 (b)(c)(d)	1,279,000	1,282,820
		6,695,872
Financials - 0.9%
Capital Markets - 0.9%
Deutsche Bank AG/New York NY 2.311% 11/16/2027 (c)	1,600,000	1,570,611
Deutsche Bank AG/New York NY 2.552% 1/7/2028 (c)	2,300,000	2,256,661
Deutsche Bank AG/New York NY 7.146% 7/13/2027 (c)	2,100,000	2,136,088
		5,963,360
TOTAL GERMANY		12,659,232
IRELAND - 0.4%
Financials - 0.4%
Banks - 0.2%
Bank of Ireland Group PLC 2.029% 9/30/2027 (b)(c)	1,300,000	1,277,117
Consumer Finance - 0.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	1,000,000	984,949
TOTAL IRELAND		2,262,066
ITALY - 0.2%
Utilities - 0.2%
Electric Utilities - 0.2%
Enel Finance International NV 1.625% 7/12/2026 (b)(e)	1,300,000	1,279,990
JAPAN - 0.8%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
NTT Finance Corp 1.162% 4/3/2026 (b)	1,390,000	1,375,907
NTT Finance Corp 4.567% 7/16/2027 (b)	200,000	201,508
		1,577,415
Financials - 0.6%
Banks - 0.6%
Mizuho Financial Group Inc 1.234% 5/22/2027 (c)	960,000	946,838
Sumitomo Mitsui Financial Group Inc 1.402% 9/17/2026	1,000,000	979,541
Sumitomo Mitsui Financial Group Inc 2.632% 7/14/2026	1,400,000	1,387,807
		3,314,186
TOTAL JAPAN		4,891,601
NETHERLANDS - 1.3%
Financials - 0.8%
Banks - 0.8%
ABN AMRO Bank NV U.S. SOFR Averages Index + 1.78%, 5.9126% 9/18/2027 (b)(c)(d)	1,100,000	1,110,342
Cooperatieve Rabobank UA/NY 4.333% 8/28/2026	1,100,000	1,103,749
ING Groep NV 1.726% 4/1/2027 (c)	1,300,000	1,289,370
ING Groep NV 6.083% 9/11/2027 (c)	1,600,000	1,622,815
		5,126,276
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
NXP BV / NXP Funding LLC / NXP USA Inc 3.875% 6/18/2026	2,122,000	2,118,744
NXP BV / NXP Funding LLC 5.35% 3/1/2026	1,100,000	1,100,514
		3,219,258
TOTAL NETHERLANDS		8,345,534
SWEDEN - 0.2%
Financials - 0.2%
Banks - 0.2%
Swedbank AB 6.136% 9/12/2026 (b)	1,500,000	1,524,150
SWITZERLAND - 0.9%
Financials - 0.9%
Capital Markets - 0.9%
UBS Group AG 1.305% 2/2/2027 (b)(c)	1,390,000	1,382,689
UBS Group AG 1.364% 1/30/2027 (b)(c)	1,300,000	1,293,673
UBS Group AG 1.494% 8/10/2027 (b)(c)	1,600,000	1,570,144
UBS Group AG 4.703% 8/5/2027 (b)(c)	1,810,000	1,815,739

TOTAL SWITZERLAND		6,062,245
UNITED KINGDOM - 2.5%
Financials - 2.2%
Banks - 2.2%
Barclays PLC 4.337% 1/10/2028	1,500,000	1,502,857
Barclays PLC 4.375% 1/12/2026	1,250,000	1,250,040
Barclays PLC 5.829% 5/9/2027 (c)	1,300,000	1,308,851
HSBC Holdings PLC 5.887% 8/14/2027 (c)	1,500,000	1,517,556
HSBC Holdings PLC U.S. SOFR Index + 1.03%, 5.2526% 3/3/2029 (c)(d)	1,300,000	1,303,201
Lloyds Banking Group PLC 1.627% 5/11/2027 (c)	1,600,000	1,581,737
Lloyds Banking Group PLC U.S. SOFR Averages Index + 1.56%, 5.5595% 8/7/2027 (c)(d)	500,000	503,715
NatWest Group PLC 1.642% 6/14/2027 (c)	2,200,000	2,170,059
NatWest Group PLC 5.583% 3/1/2028 (c)	500,000	508,753
NatWest Group PLC 5.847% 3/2/2027 (c)	2,500,000	2,509,486
		14,156,255
Health Care - 0.3%
Pharmaceuticals - 0.3%
GlaxoSmithKline Capital PLC U.S. SOFR Index + 0.5%, 4.6586% 3/12/2027 (c)(d)	1,707,000	1,713,101
TOTAL UNITED KINGDOM		15,869,356
UNITED STATES - 24.5%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
T-Mobile USA Inc 1.5% 2/15/2026	500,000	497,235
Consumer Discretionary - 2.6%
Automobiles - 1.9%
American Honda Finance Corp 4.95% 1/9/2026	786,000	786,466
American Honda Finance Corp U.S. SOFR Index + 0.55%, 4.5031% 5/11/2026 (c)(d)	1,400,000	1,401,471
American Honda Finance Corp U.S. SOFR Index + 0.65%, 4.6028% 5/20/2026 (c)(d)	1,600,000	1,602,260
American Honda Finance Corp U.S. SOFR Index + 0.65%, 4.6202% 11/19/2027 (c)(d)	2,500,000	2,499,060
General Motors Financial Co Inc 1.25% 1/8/2026	1,200,000	1,196,157
General Motors Financial Co Inc 5.25% 3/1/2026	1,300,000	1,300,584
General Motors Financial Co Inc 5.4% 4/6/2026	1,300,000	1,305,445
Hyundai Capital America 5.45% 6/24/2026 (b)	737,000	741,882
Hyundai Capital America U.S. SOFR Index + 1.12%, 5.2436% 6/23/2027 (b)(c)(d)	1,380,000	1,387,121
		12,220,446
Specialty Retail - 0.7%
Home Depot Inc/The U.S. SOFR Index + 0.33%, 4.4697% 12/24/2025 (c)(d)	960,000	960,140
O'Reilly Automotive Inc 5.75% 11/20/2026	2,131,000	2,163,861
Ross Stores Inc 0.875% 4/15/2026	1,400,000	1,382,321
		4,506,322
TOTAL CONSUMER DISCRETIONARY		16,726,768

Consumer Staples - 1.1%
Beverages - 0.3%
Keurig Dr Pepper Inc U.S. SOFR Index + 0.58%, 4.5339% 11/15/2026 (c)(d)	1,760,000	1,759,544
Consumer Staples Distribution & Retail - 0.3%
Mars Inc 4.45% 3/1/2027 (b)	643,000	647,358
Walmart Inc U.S. SOFR Averages Index + 0.43%, 4.4755% 4/28/2027 (c)(d)	1,433,000	1,437,770
		2,085,128
Food Products - 0.3%
McCormick & Co Inc/MD 0.9% 2/15/2026	1,858,000	1,845,098
Tobacco - 0.2%
Altria Group Inc 4.4% 2/14/2026	1,250,000	1,249,810
TOTAL CONSUMER STAPLES		6,939,580

Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Chevron USA Inc U.S. SOFR Averages Index + 0.36%, 4.3452% 2/26/2027 (c)(d)	1,435,000	1,437,697
Plains All American Pipeline LP / PAA Finance Corp 4.5% 12/15/2026	1,800,000	1,805,130
Transcontinental Gas Pipe Line Co LLC 7.85% 2/1/2026	1,300,000	1,300,475
Williams Cos Inc/The 5.4% 3/2/2026	400,000	401,393
		4,944,695
Financials - 16.0%
Banks - 8.9%
Bank of America Corp 1.658% 3/11/2027 (c)	2,140,000	2,124,616
Bank of America Corp 1.734% 7/22/2027 (c)	1,300,000	1,279,772
Bank of America Corp 3.559% 4/23/2027 (c)	1,600,000	1,596,316
Bank of America Corp U.S. SOFR Index + 0.83%, 4.8782% 1/24/2029 (c)(d)	1,900,000	1,901,885
Citibank NA U.S. SOFR Index + 0.708%, 4.6814% 8/6/2026 (c)(d)	1,300,000	1,303,479
Citibank NA U.S. SOFR Index + 0.712%, 4.6603% 11/19/2027 (c)(d)	1,400,000	1,402,873
Citibank NA U.S. SOFR Index + 0.781%, 4.831% 5/29/2027 (c)(d)	1,000,000	1,004,923
Citigroup Inc 1.122% 1/28/2027 (c)	700,000	696,500
Citigroup Inc 1.462% 6/9/2027 (c)	1,950,000	1,922,217
Citigroup Inc U.S. SOFR Index + 1.1143%, 5.1182% 5/7/2028 (c)(d)	1,300,000	1,307,699
Fifth Third Bancorp 1.707% 11/1/2027 (c)	2,000,000	1,953,972
Huntington National Bank/The U.S. SOFR Index + 0.72%, 4.8173% 4/12/2028 (c)(d)	1,223,000	1,222,297
JPMorgan Chase & Co 1.04% 2/4/2027 (c)	1,500,000	1,492,145
JPMorgan Chase & Co 1.47% 9/22/2027 (c)	1,500,000	1,468,724
JPMorgan Chase & Co 1.578% 4/22/2027 (c)	1,600,000	1,583,872
JPMorgan Chase & Co 2.947% 2/24/2028 (c)	1,500,000	1,479,667
JPMorgan Chase & Co 3.96% 1/29/2027 (c)	1,920,000	1,918,777
JPMorgan Chase & Co 6.07% 10/22/2027 (c)	1,200,000	1,220,444
Morgan Stanley Bank NA 4.447% 10/15/2027 (c)	700,000	702,296
Morgan Stanley Bank NA U.S. SOFR Index + 0.685%, 4.7812% 10/15/2027 (c)(d)	1,400,000	1,402,808
Morgan Stanley Bank NA U.S. SOFR Index + 1.165%, 5.1814% 10/30/2026 (c)(d)	900,000	908,032
Morgan Stanley Private Bank NA U.S. SOFR Index + 0.77%, 4.8686% 7/6/2028 (c)(d)	1,700,000	1,703,345
Morgan Stanley Private Bank NA U.S. SOFR Index + 0.78%, 4.7485% 11/17/2028 (c)(d)	1,900,000	1,901,566
PNC Financial Services Group Inc/The 4.758% 1/26/2027 (c)	2,500,000	2,501,246
PNC Financial Services Group Inc/The 5.102% 7/23/2027 (c)	1,500,000	1,508,278
PNC Financial Services Group Inc/The 6.615% 10/20/2027 (c)	2,050,000	2,093,083
Truist Bank U.S. SOFR Index + 0.77%, 4.8267% 7/24/2028 (c)(d)	1,700,000	1,700,573
Truist Financial Corp 1.267% 3/2/2027 (c)	1,000,000	992,312
Truist Financial Corp 6.047% 6/8/2027 (c)	2,000,000	2,018,171
US Bancorp 6.787% 10/26/2027 (c)	2,100,000	2,149,220
US Bank NA/Cincinnati OH 4.507% 10/22/2027 (c)	698,000	700,674
US Bank NA/Cincinnati OH U.S. SOFR Index + 0.91%, 4.8639% 5/15/2028 (c)(d)	2,100,000	2,108,294
Wells Fargo & Co 3.196% 6/17/2027 (c)	2,200,000	2,189,119
Wells Fargo & Co 3.526% 3/24/2028 (c)	1,700,000	1,687,665
Wells Fargo & Co 4.9% 1/24/2028 (c)	1,800,000	1,815,404
Wells Fargo & Co 5.707% 4/22/2028 (c)	700,000	714,901
Wells Fargo & Co U.S. SOFR Index + 0.78%, 4.8367% 1/24/2028 (c)(d)	1,500,000	1,503,081
		57,180,246
Capital Markets - 4.6%
Athene Global Funding 1.608% 6/29/2026 (b)	2,250,000	2,216,604
Athene Global Funding 4.86% 8/27/2026 (b)	2,300,000	2,309,910
Athene Global Funding U.S. SOFR Averages Index + 0.83%, 4.9368% 1/7/2027 (b)(c)(d)	2,000,000	2,004,980
Bank of New York Mellon Corp/The 4.947% 4/26/2027 (c)	1,600,000	1,606,049
Bank of New York Mellon Corp/The U.S. SOFR Averages Index + 0.68%, 4.8565% 6/9/2028 (c)(d)	1,600,000	1,602,911
Bank of New York Mellon U.S. SOFR Averages Index + 0.71%, 4.791% 4/20/2027 (c)(d)	2,000,000	2,002,750
Equitable America Global Funding U.S. SOFR Index + 0.71%, 4.865% 9/15/2027 (b)(c)(d)	1,887,000	1,889,076
Goldman Sachs Group Inc/The 1.093% 12/9/2026 (c)	1,700,000	1,698,721
Goldman Sachs Group Inc/The 1.431% 3/9/2027 (c)	1,805,000	1,791,358
Goldman Sachs Group Inc/The 1.542% 9/10/2027 (c)	1,200,000	1,176,041
Goldman Sachs Group Inc/The 1.948% 10/21/2027 (c)	1,600,000	1,568,554
Goldman Sachs Group Inc/The 4.387% 6/15/2027 (c)	1,800,000	1,801,132
Goldman Sachs Group Inc/The U.S. SOFR Index + 1.29%, 5.352% 4/23/2028 (c)(d)	1,119,000	1,128,189
Morgan Stanley 1.512% 7/20/2027 (c)	1,750,000	1,720,942
Morgan Stanley 1.593% 5/4/2027 (c)	1,930,000	1,908,917
Sammons Financial Group Global Funding U.S. SOFR Index + 0.85%, 5.0467% 9/2/2027 (b)(c)(d)	1,700,000	1,706,698
State Street Bank & Trust Co U.S. SOFR Index + 0.46%, 4.4126% 11/25/2026 (c)(d)	831,000	833,390
State Street Corp U.S. SOFR Index + 0.95%, 5.0067% 4/24/2028 (c)(d)	699,000	703,334
		29,669,556
Consumer Finance - 0.8%
American Express Co 5.389% 7/28/2027 (c)	1,500,000	1,513,301
American Express Co 5.645% 4/23/2027 (c)	1,000,000	1,006,188
Toyota Motor Credit Corp U.S. SOFR Averages Index + 0.45%, 4.5483% 4/10/2026 (c)(d)	1,400,000	1,401,277
Toyota Motor Credit Corp U.S. SOFR Index + 0.77%, 4.7203% 8/7/2026 (c)(d)	1,309,000	1,313,648
		5,234,414
Financial Services - 0.4%
Corebridge Global Funding 5.35% 6/24/2026 (b)	1,360,000	1,369,831
Corebridge Global Funding U.S. SOFR Index + 1.3%, 5.4207% 9/25/2026 (b)(c)(d)	1,870,000	1,882,414
		3,252,245
Insurance - 1.3%
Brown & Brown Inc 4.6% 12/23/2026	515,000	517,375
Equitable Financial Life Global Funding 1.7% 11/12/2026 (b)	1,400,000	1,370,719
Equitable Financial Life Global Funding 4.6% 4/1/2027 (b)	947,000	952,532
Jackson National Life Global Funding 4.9% 1/13/2027 (b)	1,164,000	1,173,042
Jackson National Life Global Funding U.S. SOFR Index + 0.89%, 5.0665% 6/9/2027 (b)(c)(d)	1,500,000	1,507,829
Protective Life Global Funding 5.209% 4/14/2026 (b)	1,000,000	1,003,764
Trinity Acq PLC 4.4% 3/15/2026	1,600,000	1,599,924
		8,125,185
TOTAL FINANCIALS		103,461,646

Health Care - 0.9%
Biotechnology - 0.2%
Gilead Sciences Inc 3.65% 3/1/2026	1,500,000	1,498,137
Health Care Providers & Services - 0.2%
CVS Health Corp 5% 2/20/2026	1,390,000	1,391,492
Pharmaceuticals - 0.5%
Bristol-Myers Squibb Co U.S. SOFR Index + 0.49%, 4.4313% 2/20/2026 (c)(d)	654,000	654,468
Merck & Co Inc U.S. SOFR Index + 0.46%, 4.6365% 9/15/2027 (c)(d)	1,729,000	1,738,614
Pfizer Inc U.S. SOFR Index + 0.5%, 4.4277% 11/15/2027 (c)(d)	525,000	526,299
		2,919,381
TOTAL HEALTH CARE		5,809,010

Industrials - 0.6%
Aerospace & Defense - 0.2%
L3Harris Technologies Inc 3.85% 12/15/2026	1,253,000	1,250,793
Industrial Conglomerates - 0.2%
Trane Technologies Financing Ltd 3.5% 3/21/2026	1,440,000	1,436,462
Machinery - 0.2%
Caterpillar Financial Services Corp U.S. SOFR Index + 0.69%, 4.7793% 10/16/2026 (c)(d)	1,300,000	1,305,547
TOTAL INDUSTRIALS		3,992,802

Information Technology - 1.5%
Electronic Equipment, Instruments & Components - 0.7%
Amphenol Corp U.S. SOFR Index + 0.53%, 4.4819% 11/15/2027 (c)(d)	2,236,000	2,239,463
Dell International LLC / EMC Corp 4.9% 10/1/2026	1,640,000	1,648,789
Dell International LLC / EMC Corp 6.02% 6/15/2026	362,000	364,185
		4,252,437
Software - 0.5%
Oracle Corp 2.65% 7/15/2026	1,650,000	1,634,802
VMware LLC 1.4% 8/15/2026	1,700,000	1,670,082
		3,304,884
Technology Hardware, Storage & Peripherals - 0.3%
Hewlett Packard Enterprise Co 1.75% 4/1/2026	1,600,000	1,587,225
Hewlett Packard Enterprise Co 4.45% 9/25/2026	654,000	656,003
		2,243,228
TOTAL INFORMATION TECHNOLOGY		9,800,549

Real Estate - 0.2%
Office REITs - 0.2%
COPT Defense Properties LP 2.25% 3/15/2026	1,550,000	1,540,174
Utilities - 0.7%
Electric Utilities - 0.5%
DTE Electric Co 4.25% 5/14/2027	281,000	282,950
Eversource Energy 4.75% 5/15/2026	1,050,000	1,053,008
NextEra Energy Capital Holdings Inc 4.685% 9/1/2027	776,000	784,213
Oncor Electric Delivery Co LLC 4.5% 3/20/2027 (b)	927,000	933,987
		3,054,158
Multi-Utilities - 0.2%
Dominion Energy Inc 1.45% 4/15/2026	1,500,000	1,484,898
TOTAL UTILITIES		4,539,056

TOTAL UNITED STATES		158,251,515
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $245,412,453)		246,314,365

Certificates of Deposit - 11.1%
	Yield (%) (f)	Principal Amount (a)	Value ($)
Bank of Nova Scotia/Houston yankee U.S. SOFR Index + 0.33%, 4.38% 7/22/2026 (c)(d)	4.38	2,500,000	2,501,587
Bank of Nova Scotia/Houston yankee U.S. SOFR Index + 0.33%, 4.38% 8/13/2026 (c)(d)	4.38	2,500,000	2,501,087
Bank of Nova Scotia/Houston yankee U.S. SOFR Index + 0.35%, 4.4% 12/19/2025 (c)(d)	4.40	2,200,000	2,200,297
Barclays Bank PLC/NY yankee U.S. SOFR Index + 0.34%, 4.39% 12/31/2025 (c)(d)	4.39	2,000,000	2,000,414
Barclays Bank PLC/NY yankee U.S. SOFR Index + 0.37%, 4.42% 10/23/2026 (c)(d)	4.42	3,000,000	2,998,929
Canadian Imperial Bank of Commerce/New York NY yankee U.S. SOFR Index + 0.34%, 4.39% 10/16/2026 (c)(d)	4.39	3,000,000	2,999,995
Canadian Imperial Bank of Commerce/New York NY yankee U.S. SOFR Index + 0.38%, 4.43% 12/22/2025 (c)(d)	4.43	2,000,000	2,000,406
Commonwealth Bank of Australia/New York NY yankee U.S. SOFR Index + 0.3%, 4.35% 10/13/2026 (c)(d)	4.35	3,000,000	2,999,822
Commonwealth Bank of Australia/New York NY yankee U.S. SOFR Index + 0.31%, 4.36% 11/10/2026 (c)(d)	4.36	3,000,000	2,999,854
Lloyds Bank Corporate Markets PLC/New York NY yankee U.S. SOFR Index + 0.34%, 4.39% 8/21/2026 (c)(d)	4.39	2,500,000	2,499,988
Lloyds Bank Corporate Markets PLC/New York NY yankee U.S. SOFR Index + 0.34%, 4.39% 9/8/2026 (c)(d)	4.39	3,000,000	2,999,982
Mitsubishi UFJ Trust & Banking Corp/NY yankee U.S. SOFR Index + 0.35%, 4.4% 9/10/2026 (c)(d)	4.40	3,000,000	2,999,979
Mitsubishi UFJ Trust & Banking Corp/NY yankee U.S. SOFR Index + 0.35%, 4.4% 9/2/2026 (c)(d)	4.47	3,000,000	2,999,992
Mitsubishi UFJ Trust & Banking Corp/NY yankee U.S. SOFR Index + 0.36%, 4.41% 7/23/2026 (c)(d)	4.41	2,500,000	2,499,964
Mitsubishi UFJ Trust & Banking Corp/NY yankee U.S. SOFR Index + 0.38%, 4.43% 1/9/2026 (c)(d)	4.43	1,500,000	1,500,479
Mizuho Bank Ltd/New York NY yankee U.S. SOFR Index + 0.35%, 4.4% 1/30/2026 (c)(d)	4.40	2,000,000	2,000,779
Mizuho Bank Ltd/New York NY yankee U.S. SOFR Index + 0.35%, 4.4% 5/4/2026 (c)(d)	4.40	1,500,000	1,500,797
Mizuho Bank Ltd/New York NY yankee U.S. SOFR Index + 0.4%, 4.45% 5/8/2026 (c)(d)	4.45	1,000,000	1,000,743
Royal Bank of Canada/New York NY yankee U.S. SOFR Index + 0.31%, 4.36% 10/2/2026 (c)(d)	4.36	3,000,000	2,999,153
Sumitomo Mitsui Banking Corp/New York yankee U.S. SOFR Index + 0.35%, 4.4% 7/24/2026 (c)(d)	4.40	2,500,000	2,499,998
Sumitomo Mitsui Banking Corp/New York yankee U.S. SOFR Index + 0.35%, 4.4% 8/31/2026 (c)(d)	4.40	3,000,000	2,999,999
Sumitomo Mitsui Banking Corp/New York yankee U.S. SOFR Index + 0.37%, 4.42% 10/30/2026 (c)(d)	4.42	3,000,000	3,000,000
Sumitomo Mitsui Trust NY yankee U.S. SOFR Index + 0.35%, 4.4% 12/3/2025 (c)(d)	4.40	2,000,000	2,000,069
Svenska Handelsbanken/New York NY U.S. SOFR Index + 0.34%, 4.27% 12/10/2025 (c)(d)	4.27	2,000,000	2,000,126
Svenska Handelsbanken/New York NY yankee U.S. SOFR Index + 0.3%, 4.35% 10/7/2026 (c)(d)	4.35	3,000,000	2,999,353
Svenska Handelsbanken/New York NY yankee U.S. SOFR Index + 0.35%, 4.4% 4/8/2026 (c)(d)	4.40	1,500,000	1,501,109
Svenska Handelsbanken/New York NY yankee U.S. SOFR Index + 0.4%, 4.45% 4/15/2026 (c)(d)	4.45	1,000,000	1,000,965
Toronto-Dominion Bank/NY yankee U.S. SOFR Index + 0.32%, 4.37% 10/1/2026 (c)(d)	4.37	3,000,000	2,999,600
UBS AG/Stamford CT yankee U.S. SOFR Index + 0.41%, 4.524% 10/2/2026 (c)(d)	4.52	1,500,000	1,500,970
Westpac Banking Corp/NY yankee U.S. SOFR Index + 0.3%, 4.35% 10/19/2026 (c)(d)	4.35	3,000,000	2,999,502
TOTAL CERTIFICATES OF DEPOSIT (Cost $71,700,000)			71,705,938

Commercial Paper - 5.5%
	Yield (%) (f)	Principal Amount (a)	Value ($)
Bank of Montreal U.S. SOFR Index + 0.45%, 4.59% 4/8/2026 (c)(d)	4.59	1,500,000	1,501,347
DNB Bank ASA yankee 3.85% 4/16/2026	3.93	1,000,000	985,201
HSBC USA Inc U.S. SOFR Index + 0.53%, 4.58% 7/7/2026 (c)(d)	4.58	2,500,000	2,499,960
HSBC USA Inc U.S. SOFR Index + 0.55%, 4.6% 4/30/2026 (c)(d)	4.60	1,000,000	1,001,147
ING US Funding LLC U.S. SOFR Index + 0.3%, 4.21% 2/6/2026 (c)(d)	4.21	1,500,000	1,500,511
ING US Funding LLC U.S. SOFR Index + 0.3%, 4.31% 4/2/2026 (c)(d)	4.31	2,500,000	2,500,919
National Australia Bank Ltd U.S. SOFR Index + 0.27%, 4.32% 8/13/2026 (c)(d)	4.32	3,000,000	3,000,030
National Bank of Canada U.S. SOFR Index + 0.25%, 4.26% 12/17/2025 (c)(d)	4.26	2,000,000	2,000,171
National Bank of Canada U.S. SOFR Index + 0.33%, 4.34% 8/14/2026 (c)(d)	4.34	2,500,000	2,499,996
National Bank of Canada yankee 4.31% 1/16/2026	4.50	2,000,000	1,989,339
Nordea Bank Abp U.S. SOFR Index + 0.25%, 4.26% 7/14/2026 (c)(d)	4.26	3,000,000	3,000,025
Nordea Bank Abp U.S. SOFR Index + 0.26%, 4.27% 8/4/2026 (c)(d)	4.27	3,000,000	2,999,868
Royal Bank of Canada 3.95% 3/25/2026	4.03	2,000,000	1,974,696
Svenska Handelsbanken AB U.S. SOFR Index + 0.3%, 4.31% 10/19/2026 (c)(d)	4.31	3,000,000	2,999,222
Toronto Dominion Bank U.S. SOFR Index + 0.45%, 4.46% 4/27/2026 (c)(d)	4.46	1,000,000	1,001,174
Toronto Dominion Bank yankee 3.85% 5/4/2026	3.93	3,000,000	2,949,310
Westpac Banking Corp U.S. SOFR Index + 0.4%, 4.45% 4/10/2026 (c)(d)	4.45	1,000,000	1,000,783
TOTAL COMMERCIAL PAPER (Cost $35,399,540)			35,403,699

U.S. Treasury Obligations - 19.4%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/2/2026	3.90	30,000,000	29,898,533
US Treasury Bills 0% 12/11/2025	4.24	30,000,000	29,967,376
US Treasury Bills 0% 5/7/2026	3.73 to 3.75	30,000,000	29,521,281
US Treasury Notes 3.5% 9/30/2026	3.66 to 4.36	31,300,000	31,255,495
US Treasury Notes 4.25% 1/31/2026	4.17 to 5.02	4,500,000	4,502,197
TOTAL U.S. TREASURY OBLIGATIONS (Cost $125,041,444)			125,144,882

Money Market Funds - 10.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g) (Cost $68,234,404)	4.02	68,220,760	68,234,404

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $640,059,465)	641,306,355
NET OTHER ASSETS (LIABILITIES) - 0.6%	3,816,410
NET ASSETS - 100.0%	645,122,765

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $98,271,831 or 15.2% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	90,203,374	85,371,559	107,340,935	842,206	406	-	68,234,404	68,220,760	0.1%
Total	90,203,374	85,371,559	107,340,935	842,206	406	-	68,234,404

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  Certificates of Deposit, Commercial Paper, U.S. Treasury Obligations, Bank Notes and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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